Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Charter Revenue		$ (34,284)	$ (13,034)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	7 years 146 days
Amortization of Intangible Assets, Total		192	191	$ 27
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Finite-Lived Intangible Assets, Net, Ending Balance		$ 1,030	$ 1,222